Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
The following table shows the past five fiscal years’ total compensation for our Principal Executive Officer (PEO) and Named Executive Officers (NEOs) as set forth in the “Summary Compensation Table,” the compensation actually paid to our NEOs, the company’s total shareholder return (TSR), the combined TSR of our selected peer group, our Net Income, and our Adjusted EBITDA.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation actually paid to First PEO(3)(4)	Compensation actually paid to Second PEO(2)(4)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation actually paid for Non-CEO NEOs(3)	Value of initial Fixed $100 Investment based on:		Net Income (000s)	Adjusted EBITDA(7) (000s)
							TSR(5)	Peer Group TSR(6)
2024	$10,107,802		$7,899,237		$2,864,523	$2,438,687	93.63	136.68	$163,940	$1,032,335
2023	8,538,593		4,755,985		2,178,332	1,898,091	103.03	118.91	474,901	1,049,857
2022	9,794,049		16,284,414		2,725,992	3,254,066	108.05	110.49	466,980	1,147,809
2021	6,618,454		9,843,147		2,476,273	3,575,707	99.75	134.41	(82,711)	758,033
2020	6,815,923	$1,934,105	5,088,280	$(2,271,154)	2,530,532	1,557,308	99.24	121.14	207,241	789,735
(1)
The first PEO is Mr. Coker who was appointed as CEO effective February 1, 2020.

(2)
The second PEO is Mr. Tiede, who retired as the Company’s CEO effective February 1, 2020.

(3)
The Other NEO’s for each applicable year are:

Year	Non-CEO NEOs
2024	Robert R. Dillard, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III
2023	Robert R. Dillard, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III
2022	Robert R. Dillard, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III, Julie C. Albrecht
2021	Julie C. Albrecht, Rodger D. Fuller, John M. Florence, Jr., Jeffrey S. Tomaszewski
2020	Julie C. Albrecht, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III

(4)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine compensation actually paid:

Year	Executive	Reported Summary Compensation Table Total	Reported Value of Equity Awards	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Year End Fair Value of Equity Awards granted that are unvested in the year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation actually paid
2024	First PEO	$10,107,802	($6,829,915)	0	0	$5,100,276	$87,804	$29,844	($670,572)	0	$73,998	$7,899,237
	Avg NEO	2,864,523	(1,459,863)	0	0	1,082,898	43,552	8,475	(112,060)	0	11,162	2,438,687
2023	First PEO	8,538,593	(6,876,983)	0	0	3,929,476	(725,784)	76,924	(263,750)	0	77,508	4,755,985
	Avg NEO	2,178,332	(1,350,697)	0	0	763,944	(82,854)	17,671	368,713	0	2,982	1,898,091
2022	First PEO	9,794,049	(6,205,527)	0	0	10,779,310	581,110	55,444	1,205,478	0	74,552	16,284,414
	Avg NEO	2,725,992	(1,256,896)	0	0	1,845,761	144,056	18,035	484,261	(708,330)	1,186	3,254,066
2021	First PEO	6,618,454	(4,038,338)	0	0	6,190,510	996,078	38,276	(22,559)	0	60,727	9,843,147
	Avg NEO	2,476,273	(1,141,733)	0	0	1,731,454	506,431	7,286	(8,536)	0	4,531	3,575,707
2020	First PEO	6,815,923	(4,020,436)	(1,018,274)	0	3,636,584	(196,412)	20,306	(216,127)	0	66,716	5,088,280
	Second PEO	1,934,105	(42,259)	0	0	(173,277)	42,259	(893,944)	(3,138,038)	0	0	(2,271,154)
	Avg NEO	2,530,532	(963,934)	(506,939)	0	734,432	(116,406)	5,077	(126,593)	0	1,138	1,557,308
(5)
The amounts reported in this column reflect the cumulative total stockholder return on our common stock for each of the last five fiscal years ended December 31, 2024, assuming an investment of $100 on December 31, 2020, and the reinvestment of any dividends.

(6)
The peer group used in this disclosure, the Dow Jones Container and Packaging Index, is the same peer group used in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

(7)
Adjusted EBITDA is a non-GAAP financial measure which begins with Adjusted operating profit, which excludes tax and interest and then adds back deductions for the cost of depreciation and amortization, adjusted for unbudgeted EBITDA related to acquisitions and divestitures in a given year. Adjusted operating profit and Adjusted EBITDA are non-GAAP financial measures. A reconciliation on how Adjusted operating profit was calculated is provided in Appendix 1.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The first PEO is Mr. Coker who was appointed as CEO effective February 1, 2020.

(2)
The second PEO is Mr. Tiede, who retired as the Company’s CEO effective February 1, 2020.

(3)
The Other NEO’s for each applicable year are:

Year

Non-CEO NEOs
 2024  Robert R. Dillard, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III  2023  Robert R. Dillard, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III  2022
Robert R. Dillard, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell, III, Julie C. Albrecht
	2021 Julie C. Albrecht, Rodger D. Fuller, John M. Florence, Jr., Jeffrey S. Tomaszewski 2020 Julie C. Albrecht, Rodger D. Fuller, John M. Florence, Jr., James A. Harrell
Peer Group Issuers, Footnote
(6)
The peer group used in this disclosure, the Dow Jones Container and Packaging Index, is the same peer group used in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(4)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine compensation actually paid:

Year	Executive	Reported Summary Compensation Table Total	Reported Value of Equity Awards	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Year End Fair Value of Equity Awards granted that are unvested in the year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation actually paid
2024	First PEO	$10,107,802	($6,829,915)	0	0	$5,100,276	$87,804	$29,844	($670,572)	0	$73,998	$7,899,237
	Avg NEO	2,864,523	(1,459,863)	0	0	1,082,898	43,552	8,475	(112,060)	0	11,162	2,438,687
2023	First PEO	8,538,593	(6,876,983)	0	0	3,929,476	(725,784)	76,924	(263,750)	0	77,508	4,755,985
	Avg NEO	2,178,332	(1,350,697)	0	0	763,944	(82,854)	17,671	368,713	0	2,982	1,898,091
2022	First PEO	9,794,049	(6,205,527)	0	0	10,779,310	581,110	55,444	1,205,478	0	74,552	16,284,414
	Avg NEO	2,725,992	(1,256,896)	0	0	1,845,761	144,056	18,035	484,261	(708,330)	1,186	3,254,066
2021	First PEO	6,618,454	(4,038,338)	0	0	6,190,510	996,078	38,276	(22,559)	0	60,727	9,843,147
	Avg NEO	2,476,273	(1,141,733)	0	0	1,731,454	506,431	7,286	(8,536)	0	4,531	3,575,707
2020	First PEO	6,815,923	(4,020,436)	(1,018,274)	0	3,636,584	(196,412)	20,306	(216,127)	0	66,716	5,088,280
	Second PEO	1,934,105	(42,259)	0	0	(173,277)	42,259	(893,944)	(3,138,038)	0	0	(2,271,154)
	Avg NEO	2,530,532	(963,934)	(506,939)	0	734,432	(116,406)	5,077	(126,593)	0	1,138	1,557,308

Non-PEO NEO Average Total Compensation Amount	$ 2,864,523	$ 2,178,332	$ 2,725,992	$ 2,476,273	$ 2,530,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,438,687	1,898,091	3,254,066	3,575,707	1,557,308
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine compensation actually paid:

Year	Executive	Reported Summary Compensation Table Total	Reported Value of Equity Awards	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Year End Fair Value of Equity Awards granted that are unvested in the year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation actually paid
2024	First PEO	$10,107,802	($6,829,915)	0	0	$5,100,276	$87,804	$29,844	($670,572)	0	$73,998	$7,899,237
	Avg NEO	2,864,523	(1,459,863)	0	0	1,082,898	43,552	8,475	(112,060)	0	11,162	2,438,687
2023	First PEO	8,538,593	(6,876,983)	0	0	3,929,476	(725,784)	76,924	(263,750)	0	77,508	4,755,985
	Avg NEO	2,178,332	(1,350,697)	0	0	763,944	(82,854)	17,671	368,713	0	2,982	1,898,091
2022	First PEO	9,794,049	(6,205,527)	0	0	10,779,310	581,110	55,444	1,205,478	0	74,552	16,284,414
	Avg NEO	2,725,992	(1,256,896)	0	0	1,845,761	144,056	18,035	484,261	(708,330)	1,186	3,254,066
2021	First PEO	6,618,454	(4,038,338)	0	0	6,190,510	996,078	38,276	(22,559)	0	60,727	9,843,147
	Avg NEO	2,476,273	(1,141,733)	0	0	1,731,454	506,431	7,286	(8,536)	0	4,531	3,575,707
2020	First PEO	6,815,923	(4,020,436)	(1,018,274)	0	3,636,584	(196,412)	20,306	(216,127)	0	66,716	5,088,280
	Second PEO	1,934,105	(42,259)	0	0	(173,277)	42,259	(893,944)	(3,138,038)	0	0	(2,271,154)
	Avg NEO	2,530,532	(963,934)	(506,939)	0	734,432	(116,406)	5,077	(126,593)	0	1,138	1,557,308

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUAL PAID VS. COMPANY TSR
Compensation Actually Paid vs. Net Income	COMPENSATION PAID VS. NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION PAID VS. ADJUSTED EBITDA
Total Shareholder Return Vs Peer Group	COMPANY TSR VERSUS PEER GROUP
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both the long-term and short-term incentive awards are selected based on an objective of incentivizing the NEOs to increase shareholder value. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Adjusted EBITDA;

Adjusted EPS;

Return on Invested Capital (ROIC); and

Operating Cash Flow.

Total Shareholder Return Amount	$ 93.63	103.03	108.05	99.75	99.24
Peer Group Total Shareholder Return Amount	136.68	118.91	110.49	134.41	121.14
Net Income (Loss)	$ 163,940,000	$ 474,901,000	$ 466,980,000	$ (82,711,000)	$ 207,241,000
Company Selected Measure Amount	1,032,335	1,049,857,000	1,147,809,000	758,033,000	789,735,000
PEO Name	Mr. Coker
Additional 402(v) Disclosure	CEO: SUMMARY COMPENSATION TABLE VS. COMPENSATION ACTUALLY PAID AVERAGE NON-CEO NEOs: SUMMARY COMPENSATION TABLE VS. COMPENSATION ACTUALLY PAID
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
Adjusted EBITDA is a non-GAAP financial measure which begins with Adjusted operating profit, which excludes tax and interest and then adds back deductions for the cost of depreciation and amortization, adjusted for unbudgeted EBITDA related to acquisitions and divestitures in a given year. Adjusted operating profit and Adjusted EBITDA are non-GAAP financial measures. A reconciliation on how Adjusted operating profit was calculated is provided in Appendix 1.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
Mr. Coker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,107,802	$ 8,538,593	$ 9,794,049	$ 6,618,454	$ 6,815,923
PEO Actually Paid Compensation Amount	7,899,237	4,755,985	16,284,414	9,843,147	5,088,280
Non-PEO NEO Average Compensation Actually Paid Amount	7,899,237
Mr. Tiede [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,934,105
PEO Actually Paid Compensation Amount					(2,271,154)
PEO | Mr. Coker [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(1,018,274)
PEO | Mr. Coker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Coker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,829,915)	(6,876,983)	(6,205,527)	(4,038,338)	(4,020,436)
PEO | Mr. Coker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,100,276	3,929,476	10,779,310	6,190,510	3,636,584
PEO | Mr. Coker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,804	(725,784)	581,110	996,078	(196,412)
PEO | Mr. Coker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,844	76,924	55,444	38,276	20,306
PEO | Mr. Coker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(670,572)	(263,750)	1,205,478	(22,559)	(216,127)
PEO | Mr. Coker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Coker [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,998	77,508	74,552	60,727	66,716
PEO | Mr. Tiede [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Tiede [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Tiede [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(42,259)
PEO | Mr. Tiede [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(173,277)
PEO | Mr. Tiede [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					42,259
PEO | Mr. Tiede [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(893,944)
PEO | Mr. Tiede [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,138,038)
PEO | Mr. Tiede [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Tiede [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,438,687
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(506,939)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,459,863)	(1,350,697)	(1,256,896)	(1,141,733)	(963,934)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,082,898	763,944	1,845,761	1,731,454	734,432
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,552	(82,854)	144,056	506,431	(116,406)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,475	17,671	18,035	7,286	5,077
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,060)	368,713	484,261	(8,536)	(126,593)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(708,330)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,162	$ 2,982	$ 1,186	$ 4,531	$ 1,138